Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts

	Balance at	Charged		Balance
	beginning	to		at end
	of period	expenses	Deductions	of period
Year Ended December 31, 2010
Allowance for doubtful accounts	$1,648	$(257)	$745	$646
Year Ended December 31, 2011
Allowance for doubtful accounts	$646	$87	$186	$547
Year Ended December 31, 2012
Allowance for doubtful accounts	$547	$689	$1,156	$80